Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US Vegan Climate ETF | US Vegan Climate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	25.43%	38.01%	(26.78%)	25.94%	27.69%